the maturity profile of the present value of the obligations of the defined benefit plans for the next years: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	9 years 3 months 14 days
2023	R$ 259,278
2024	273,014
2025	277,903
2026	282,232
2027	286,256
After 2028	R$ 1,466,040
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	11 years 21 days
2023	R$ 258,010
2024	262,825
2025	267,545
2026	271,811
2027	275,566
After 2028	R$ 1,413,941